Inventories Schedule of Inventory Valuation Impact on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
LIFO benefit (charge)	$ 25.5	$ (28.6)	$ (54.2)
NRV benefit (charge)	(25.6)	27.9	54.0
Net cost of sales impact	$ (0.1)	$ (0.7)	$ (0.2)